12. Share-Based Compensation (Details - Non-employee option activity) - Non Employee Stock Options [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options outstanding, beginning balance	57,442	27,138	27,138	12,592
Options granted			30,304	14,546
Options exercised	0	0	0	0
Options outstanding, ending balance			57,442	27,138	12,592
Options vested or expected to vest			1,895,520
Options exercisable			972,926	383,664
Weighted-average exercise price outstanding, beginning balance	$ 13.39	$ 12.86	$ 12.86	$ 18.18
Weighted-average exercise price, granted			13.86	8.25
Weighted-average exercise price, ending balance			13.39	12.86	$ 18.18
Weighted-average exercise price, vested or expected to vest			13.39
Weighted-average exercise price, exercisable			$ 13.37	$ 13.73
Weighted-average remaining life outstanding			8 years 2 months 23 days	7 years 7 months 6 days	5 years 10 months 24 days
Weighted-average remaining life, vested or expected to vest			8 years 2 months 23 days
Weighted-average remaining life, exercisable			7 years 4 months 13 days	6 years 4 months 24 days
Aggregate intrinsic value, outstanding beginning balance	$ 220,764	$ 159	$ 159	$ 49
Aggregate intrinsic value, outstanding ending balance			220,764	159	$ 49
Aggregate intrinsic value, vested or expected to vest			220,764
Aggregate intrinsic value, exercisable			$ 119,164	$ 159